Annual Fund Operating Expenses - iShares Short-Term National Muni Bond ETF - iShares Short-Term National Muni Bond ETF	Jun. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.07%

[1]	The amount rounded to 0.00%.